Average Annual Total Returns - Protective Life Dynamic Allocation Series - Moderate Portfolio	May 01, 2021
MSCI All Country World Index℠ (reflects no deduction for expenses, fees or taxes, except foreign withholding taxes)
Average Annual Return:
Label	MSCI All Country World IndexSM
1 Year	16.25%
Since Inception	13.35%
Inception Date	Apr. 07, 2016
ProtectiveLifeModerateAllocationIndex [Member]
Average Annual Return:
Label	Protective Life Moderate Allocation Index
1 Year	13.90%
Since Inception	10.25%
Inception Date	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Moderate Portfolio
Average Annual Return:
1 Year	2.01%
Since Inception	6.14%
Inception Date	Apr. 07, 2016